Equinox Aspect Core Diversified Strategy Fund | Equinox Aspect Core Diversified Strategy Fund
FUND SUMMARY
Investment Objective:
The Equinox Aspect Core Diversified Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 23 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 27 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Equinox Aspect Core Diversified Strategy Fund - Equinox Aspect Core Diversified Strategy Fund - USD ($)		Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		1.00%	[1]	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none		none		none
Wire Redemption Fee	[2]	$ 15		$ 15		$ 15
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC. A contingent deferred sales charge ("CDSC") of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.
[2]	The Fund's transfer agent charges this fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Equinox Aspect Core Diversified Strategy Fund - Equinox Aspect Core Diversified Strategy Fund		Class A	Class C	Class I
Management Fees	[1]	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[2]	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	[3]	2.18%	2.93%	1.93%
Fee Waiver and/or Expense Reimbursement	[3]	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.70%	2.45%	1.45%
[1]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 1.30% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[2]	"Other Expenses" does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management fees" in the table above.
[3]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund" fees and expenses," and (v) brokerage commissions, do not exceed, on an annual basis, 1.70% with respect to Class A shares, 2.45% with respect to Class C shares and 1.45% with respect to Class I shares of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least November 5, 2017. This agreement cannot be terminated without the consent of the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Equinox Aspect Core Diversified Strategy Fund - Equinox Aspect Core Diversified Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	738	1,174	1,636	2,909
Class C	248	862	1,501	3,218
Class I	148	560	997	2,215

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. From the Fund’s commencement of operations, November 5, 2014, through the most recent fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 0% of the average value of the portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective primarily by investing directly or indirectly in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e. U.S. and non- U.S.) markets across four major asset classes: commodities, currencies, fixed income and stock indices (the “Futures Portfolio”). The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary (the “Subsidiary”) which may then invest in such assets directly or indirectly.

Futures contracts and futures related instruments only require a much smaller amount of margin to be provided relative to the economic exposure which the futures contract provides to the relevant investment; this may create a lever- age effect in the Fund that could lead to increased losses as well as increased gains. As part of its principal investment strategy, the Fund may, directly or indirectly, invest in future contacts and futures-related instruments, the price of which is referenced to securities of foreign issuers, including emerging market issuers. A significant portion of the assets of the Fund will also be invested in a fixed income portfolio which may be comprised of: cash, cash equivalents, investment grade corporate bonds and other corporate debt securities, securities issued by the U.S. government and its agencies and instrumentalities (normally with one year or less term to maturity), money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument (the “Fixed Income Portfolio”). The Fund will generally invest in investment grade fixed income securities rated in the four highest categories by Standard& Poor’s (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”). The Fund may also invest, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and rules under it, in money market funds or other investment companies (such as exchange traded funds) whose assets are comprised primarily of fixed income securities or that seek to track the composition and/or performance of specific fixed income indexes.

The Fund may frequently buy and sell portfolio securities, derivative instruments and other assets to rebalance the Fund’s exposure to the desired market and manage the Fixed Income Portfolio effectively.

The Fund’s Adviser, Equinox Institutional Asset Management, LP, delegates the management of the Futures Portfolio to a sub-adviser, Aspect Capital Limited (the “Sub-Adviser”). The Sub-Adviser will manage the Futures Portfolio and the Subsidiary’s Futures Portfolio by applying the Aspect Core Diversified Program.

The Aspect Core Diversified Program seeks to:

(i)	produce strong capital growth over a medium-term time horizon;

(ii)	identify and take advantage of both rising and falling market prices using a disciplined quantitative investment process;

(iii)	generate returns that are not correlated to the performance of traditional bond and stock markets thereby enhancing the overall risk/return profile when added to traditional investment portfolios; and

(iv)	minimize risk by operating in a variety of markets and asset classes, and by using pre-defined risk controls which take account of factors such as the volatility and liquidity of the markets and correlations between markets.

The Aspect Core Diversified Program is not applied by the Sub-Adviser with any preference for any one market. Instead, it aims to capture sustained price moves in whichever market those moves may appear. Risk is therefore allocated on a long-term average basis, taking into account each market’s volatility. These allocations are subject to regular review and may change from time to time at the Sub-Adviser’s discretion and may be made without prior notification to Fund shareholders.

The Sub-Adviser’s investment process employs medium-term trend following strategies that seek to identify and profit from price moves in a broad range of highly liquid futures an forward markets across the commodity, currency, fixed income and equity asset classes by taking either a long or short position in each given market. The value of a “long” position in a futures or forward market will increase (decrease) in correspondence with an increase (decrease) in the price of underlying asset on which the futures or forward contract is derived. The value of a “short” position in a futures or forward market will decrease (increase) in correspondence with an increase (decrease) in the price of the underlying asset on which such futures or forward contract is derived.

The Sub-Adviser utilizes an automated system to collect, process and analyze the market price data concerning the commodities, currencies, fixed income and equity asset classes.

By maintaining comparatively small exposure to any individual market and maintaining positions in a variety of futures and forward contracts, Sub-Adviser aims to achieve long term diversification within the Futures Portfolio.

The Fund may make some or all of its investments in the Futures Portfolio through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in commodity futures, but it may also invest in swaps, financial futures, foreign exchange currency forwards, U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Through investing in the Subsidiary, the Fund, will among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Fund’s transactions in derivatives. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

KEY TERMS

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

Volatility is a statistical measurement of the dispersion of returns of a financial asset, as measured by the annualized standard deviation of its returns.

Correlation is a statistical measure of the degree to which the movements in the price of two assets are related to each other.

The Fund’s return will be derived principally from changes in the value of securities and or other instruments held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser or Sub-Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Principal Investment Risks:

There is no assurance that the Fund will achieve its investment objective. As with all mutual funds, there is the risk that you could lose money through your investment in the Fund, including the risk of loss of your entire investment. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Sub-Adviser Strategy Risk. The performance of the Fund’s Futures Portfolio depends primarily on the ability of the Sub-Adviser to anticipate price movements in the relevant markets and underlying derivative instruments and futures and forward contracts. Such price movements may be volatile and may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Sub-Adviser’s investment process may not take all of these factors into account.

The successful use of futures contracts and other derivatives draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

• futures and forward contracts and other derivatives have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the futures and forward contracts and other derivatives, and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for futures and forward contracts and other derivatives and the resulting inability to close such contracts or derivatives when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• the Sub-Adviser’s inability to predict correctly the direction of instrument prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be dis- advantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses, as well as the potential for greater gains, than if it did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. As a result, the Fund’s NAV may be volatile. Accordingly, an investment in the Fund is intended for investors with medium to long term investment horizons.

The trading decisions of the Sub-Adviser are based in part on mathematical models, which are implemented as auto- mated computer algorithms that the Sub-Adviser has developed over time. The successful operation of the auto- mated computer algorithms on which the Sub-Adviser’s trading decisions are based is reliant upon the Sub-Adviser’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the Sub-Adviser recognizing that fact before substantial losses are incurred. There can be no assurance that the Sub-Adviser will be successful in maintaining effective mathematical models and automated computer algorithms.

• Commodities Risk. Exposure to the commodities markets (and similarly in financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund and its Subsidiary invest in are exchange-traded futures contracts and OTC forward contracts, but the Fund and its Subsidiary may also invest in other instruments such as swap contracts and options on futures contracts. Such derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of such derivatives depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with derivative instruments that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in a given derivative instrument could have a potentially large impact on the Fund’s performance. Further, a relatively small movement in the price of a swap contract may result in a profit or loss which is high in proportion to the amount of funds actually placed as initial margin and may result in unquantifiable further loss exceeding any margin deposited. In the event that a call for further margin exceeds the amount of cash available, the Fund would be required to close out the relevant contract. In addition, daily limits on price fluctuations and speculative position limits on exchanges may prevent prompt liquidation of positions resulting in potentially greater losses. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in such derivatives.

The prices of derivative instruments are highly volatile. Price movements of derivative instruments in which the Fund and its Subsidiary may invest are influenced by, among other things: interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention is often intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Fund is also subject to the risk of the failure of any of the exchanges on which its positions trade or of their clearing houses.

Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

• Counterparty Risk. Some of the derivative contracts which may be entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market, such as forward contracts or swap agreements. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risk associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.Dollar, or, in the case of short positions, that the U.S.Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

• Emerging Market Risk. The Fund may have exposure to emerging markets due to investments in certain futures contracts linked to currencies and indices comprising emerging market equity securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. A significant portion of the Fund’s investment in futures contracts and futures-related instruments take place on markets or exchanges outside the United States. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio holdings. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk. In addition, the Securities and Exchange Commission has recently proposed new regulations regarding mutual funds’ use of derivatives and leverage. These proposed rules, if adopted in substantially the same form as proposes, could have a substantial impact on the ability of the Fund to fully implement its investment strategy as described herein, which may limit the Fund’s ability to achieve its objective.

• Leverage Risk. As part of the Fund’s principal investment strategy, the Fund may make investments in futures contracts, forward contracts, swaps and other derivative instruments. Because derivative contracts usually only require a much smaller amount of margin to be provided relative to the economic exposure which the relevant derivative contract provides to the relevant investment, this may create a leverage effect in the Fund that could lead to in- creased losses as well as increased gains. This means that a small margin payment can lead to enhanced losses as well as enhanced gains. It also means that a relatively small movement in the underlying instrument can lead to a relatively large loss for the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. The use of leverage by the Fund may cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage (see “Volatility Risk” below). This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

• Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time. The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Performance:

The bar chart and performance table illustrate the risks and volatility of investing in the Fund by showing changes in the Fund’s performance for Class I shares from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods ended December 31, 2015, before and after taxes, compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431.

Class I Shares Calendar Year Returns as of December 31,

During the period shown in the bar chart, the best performance for a quarter was 4.82% (for the quarter ended March 31, 2015). The worst performance was (6.13)% (for the quarter ended June 30, 2015).
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Equinox Aspect Core Diversified Strategy Fund - Equinox Aspect Core Diversified Strategy Fund		Label	One Year	Since Inception		Inception Date
Class I		Return Before Taxes	0.96%	5.97%	[1]	Nov. 05, 2014
Class I | Return After Taxes on Distributions	[2]		(0.95%)	4.23%
Class I | Return After Taxes on Distributions and Sale of Fund Shares			0.98%	3.98%
Class A	[3]	Return Before Taxes		(0.48%)		Aug. 21, 2015
Class C	[3]	Return Before Taxes		(0.73%)		Aug. 21, 2015
BTOP 50 Index (reflects no deduction for fees, expenses or taxes)			(1.41%)	3.68%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			1.38%	3.05%
[1]	Class I shares of the Equinox Aspect Core Diversified Strategy Fund commenced operations on November 5, 2014.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	Class A shares and Class C shares of the Equinox Aspect Core Diversified Strategy Fund commenced operations on August 21, 2015

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2015 there are 20 funds in the BTOP50 Index.

Equinox BH-DG Strategy Fund | Equinox BH-DG Strategy Fund
FUND SUMMARY
Investment Objective:
The Equinox BH-DG Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Equinox BH-DG Strategy Fund Equinox BH-DG Strategy Fund Class I USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Wire Redemption Fee	$ 15	[1]
[1]	The Fund's transfer agent charges this fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equinox BH-DG Strategy Fund Equinox BH-DG Strategy Fund Class I
Management Fees	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	170.12%	[2]
Total Annual Fund Operating Expenses	170.87%	[3]
Fee Waiver and/or Expense Reimbursement	(169.77%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	1.10%	[3]
[1]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the Subsidiary ("Subsidiary") (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[2]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees". "Other Expenses" include expenses of the Fund's Subsidiary. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the BH-DG Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the BH-DG Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary's counterparty and the fees and expenses associated with BH-DG Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Based on an average notional amount of the over-the-counter derivatives of approximately 100% of Fund assets during the fiscal year that ended on September 30, 2015, the Fund indirectly was subject to estimated counterparty fees of approximately 0.35% (annualized) of Fund assets. These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. During the fiscal year, the aggregate weighted average management fees and weighed average incentive/performance fees of the BH-DG Program in which the Subsidiary invested, both directly and indirectly through over-the-counter derivatives, were approximately 1.0% of Campbell Program notional exposure and up to 15% of BH-DG Program trading profits, respectively. The Fund's average notional exposure to the BH-DG program during the fiscal year was approximately 100% of Fund assets. Incentive/performance fees cannot be meaningfully estimated for any fiscal year of the Fund but generally range from 0% to 20% of the trading profits of the Campbell Program. The performance of the Fund is net of all such embedded management and incentive/performance fees. Investors should note that the level of prevailing interest rates will fluctuate from time to time. To the extent that such interest rates increase above current levels, the cost of the Fund's investment in swaps and other over-the-counter derivatives will increase.
[3]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. This expense limitation will remain in effect until January 31, 2017 but can be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. Following the expiration of the contractual fee waiver above, the Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund" fees and expenses, (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 2.00% of the Fund's average daily net assets. This expense limitation will remain in effect until at least January 31, 2027 but can be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The fee table reflects only expense limitations in effect until January 31, 2017. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equinox BH-DG Strategy Fund | Equinox BH-DG Strategy Fund | Class I | USD ($)	112	540	995	2,255

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Expense Example) affect the Fund’s performance. For the fiscal period ended September 30, 2015, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i)directly in an actively managed fixed-income portfolio comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds, and (ii)indirectly through its wholly-owned subsidiary (the “Subsidiary”) in trading companies that employ the managed futures program of BH-DG Systematic Trading LLP (“BH-DG”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the BH-DG Systematic Trading Program of BH-DG (the “BH-DG Program”).

The BH-DG Program utilizes systematic trading strategies. All of the strategies are predicated on the belief that the application of statistical methods and quantitative risk management can detect and subsequently exploit predictable behavior in financial prices. The principal strategy is based on capturing and exploiting trends within financial markets. This strategy is currently focused on a large number of liquid futures and foreign exchange markets with the objective of exploiting diversification while maintaining liquidity of the portfolio. The allocation of capital between models and among markets is systematically determined based on quantitative methods considering factors such as market opportunities, liquidity and portfolio risk management. Execution costs are measured and are an important input into the systematic determination of capital allocation.

Currently, the strategy invests in over 80 exchange-traded futures (including financial futures and commodity futures) and more than 25 foreign exchange instruments (including spot and forward transactions). The financial futures in which the BH-DG Program will invest include fixed income and interest rate contracts as well as stock index futures referencing equity markets in developing and emerging market countries, Commodity futures in which the BH-DG Program will invest include agriculturals (corn, soybeans, wheat, etc.), energy (natural gas, gasoline, crude oil, etc.) and metals (gold, silver, platinum, etc.). The BH-DG Program trades foreign exchange instruments including approximately 25 currencies from developed and emerging market countries. BH-DG is continuing to develop the existing models and strategies and is seeking to develop additional strategies. As such models or strategies are developed or modified, so the range of financial instruments and assets may also develop. Consequently, BH-DG’s strategies may in the future involve investing in a wider range of financial instruments.

The trading strategies and systems utilized by the BH-DG Program may be revised from time to time as a result of ongoing research and development to devise new trading strategies and systems as well as evolving existing methods as markets change over time. The trading strategies and systems used by BH-DG in the future may differ significantly from those presently used due to the changes which may result from this research.

Prospective investors should note that BH-DG is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Subsidiary and does not make recommendations or representations with respect to the Fund or the Subsidiary. Other than reviewing the description of the BH-DG Program, BH-DG has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with BH-DG, will not have voting rights or a direct interest in any BH-DG fund, and will have no standing or recourse against the BH-DG with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the BH-DG Program through one or more trading companies that employ the BH-DG Program and/or derivative instruments such as swap agreements that provide exposure to the BH-DG Program, neither the Fund nor the Subsidiary will have a direct interest in any BH-DG fund.

(i) Derivative Instruments:As a principal investment strategy, the Fund or the Subsidiary will either (i)invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk; (ii) enter into swap agreements that provide exposure to the BH-DG Program; or (iii)invest in some combination of (i) and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract.

(ii) To the extent the Fund employs derivatives to gain exposure to the BH-DG Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the BH-DG Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the Swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as management and performance fees payable to BH-DG. Any investment in the BH-DG Program will be subject to (i)management fees of up to 2.00% of notional exposure, and performance-based incentive fees of 20.0% of new high net trading profits. Because the Swap is designed to replicate the returns of the BH-DG Program, the performance of the Fund will primarily depend on the ability of the BH-DG Program to generate returns in excess of the costs of the relevant Swap(s).

• Cash and Fixed-Income Securities:The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the ex- tent permitted by the 1940 Act and rules under it, in money market funds.

• Subsidiary:Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered.

A Trading Company is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend is the general direction, either upward or downward, in which prices have been moving.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• BH-DG Program Strategy Risk. The profitability of any Fund investment in the BH-DG Program depends primarily on the ability of BH-DG to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The BH-DG Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees associated with the BH-DG Program through reduced returns.

The successful use of forward and futures contracts draws upon BH-DG’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument of reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• BH-DG’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or any trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the BH-DG Program (and indirectly the Fund through its investment exposure to the BH-DG Program will have the potential for greater losses, as well as the potential for greater gains, than if the BH-DG Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the BH-DG Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the BH-DG Program. The trading decisions of the BH-DG Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at BH-DG have developed over time. The successful operation of the automated computer algorithms on which the BH-DG Program’s trading decisions are based is reliant upon BH-DG’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without BH-DG recognizing that fact before substantial losses are incurred. There can be no assurance that BH-DG will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund, its Subsidiary or a trading company invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

• Counterparty Risk. Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or a trading company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.Dollar, or, in the case of short positions, that the U.S.Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

With the increased use of technologies such as the Internet to conduct business, the Trust is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive in- formation, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Trust’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Trust accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Trust invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Trust’s ability to calculate its NAV, impediments to trading, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Trust has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Trust cannot control the cyber security plans and systems put in place by service providers to the Trust and issuers in which the Trust invests. The Trust and its shareholders could be negatively impacted as a result.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the BH-DG Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk. In addition, the Securities and Exchange Commission has recently proposed new regulations regarding mutual funds’ use of derivatives and leverage. These proposed rules, if adopted in substantially the same form as proposes, could have a substantial impact on the ability of the Fund to fully implement its investment strategy as described herein, which may limit the Fund’s ability to achieve its objective.

• High Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments traded by the BH-DG Program. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by a trading company, including management fees and performance-based fees associated with the BH-DG Program, commodity brokerage commissions and operating expenses. Further, any investment in the BH-DG Program is expected to be subject to management and performance-based fees. Management fees are based on the leveraged account size or the “notional exposure” of the Fund to the BH-DG Program and not the actual cash invested.

• Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s re- turns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the BH-DG Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of ad- verse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Performance Fees. The performance-based fees indirectly paid to BH-DG may create an incentive for BH-DG to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the BH-DG Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in the BH-DG Program is expected to result in performance-based compensation being paid to BH-DG, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a trading company), it is possible that BH-DG could earn a performance fee in a year in which its overall performance for the whole year was negative.

• Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk primarily through its exposure to the BH-DG Program, which may frequently buy and sell futures and futures-related instruments to rebalance its exposure to various market sectors. Higher portfolio turnover in the BH-DG Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the BH-DG Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund, its Subsidiary or a trading company, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Performance:

The bar chart and performance table illustrate the risks and volatility of investing in the Fund by showing the performance of the Fund from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods ended December 31, 2015, before and after taxes, compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431.

Calendar Year Returns as of December31,

During the period shown in the bar chart, the best performance for a quarter was 9.39% (for the quarter ended December 31, 2014). The worst performance was (8.59)% (for the quarter ended June 30, 2015).

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Equinox BH-DG Strategy Fund - Equinox BH-DG Strategy Fund		Label	One Year	Since Inception		Inception Date
Class I		Return Before Taxes	1.00%	6.63%	[1]	Dec. 31, 2013
Class I | Return After Taxes on Distributions	[2]		1.00%	6.10%
Class I | Return After Taxes on Distributions and Sale of Fund Shares			0.57%	4.84%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			1.38%	7.36%
BarclayHedge BTOP50 Index (reflects no deduction for fees, expenses or taxes)			(1.41%)	5.35%
[1]	The Equinox BHDG Strategy Fund commenced operations on December 31, 2013.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Equinox Campbell Strategy Fund Class A, Class I and Class P | Equinox Campbell Strategy Fund
FUND SUMMARY
Investment Objective:
The Equinox Campbell Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 23 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Equinox Campbell Strategy Fund Class A, Class I and Class P - Equinox Campbell Strategy Fund - USD ($)		Class A		Class I	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		1.00%	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none		none	none
Wire Redemption Fee	[2]	$ 15		$ 15	$ 15
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.
[2]	The Fund's transfer agent charges this fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Equinox Campbell Strategy Fund Class A, Class I and Class P - Equinox Campbell Strategy Fund		Class A		Class I	Class P
Management Fees	[1]	0.75%		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%		none	none	[2]
Total Other Expenses		0.24%		0.24%	0.25%
Shareholder Service Fees		none	[3]	none	none	[3]
Other Expenses	[4]	0.24%		0.24%	0.25%
Total Annual Fund Operating Expenses	[5]	1.24%		0.99%	1.00%
Fee Waiver and/or Expense Reimbursement	[5]	(0.09%)		(0.09%)	(0.10%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[5]	1.15%		0.90%	0.90%
[1]	"Management Fees" include a management fee paid to Equinox Fund Management, LLC (the "Adviser") by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[2]	The Fund has adopted a distribution plan for Class A shares and Class P shares pursuant to Rule 12b-1 ("Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act") that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund's Class A shares and payments of up to 0.25% as a percentage of average daily net assets of the Fund's Class P shares. However, the Fund is not currently making payments under the Rule 12b-1 Plan with respect to Class P shares.
[3]	The Fund may enter into shareholder services arrangements with broker-dealers, banks, trust companies, and other financial services firms under which such firms agree to provide certain support services to Class A and Class P shareholders for a fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and Class P shares, as applicable. However, the Fund did not make any payments pursuant to such shareholder services arrangements with respect to Class A and Class P shares during the fiscal year ended September 30, 2015.
[4]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees". "Other Expenses" include expenses of the Fund's Subsidiary. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Campbell Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the Campbell Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary's counterparty and the fees and expenses associated with Campbell Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Based on an average notional amount of the over-the-counter derivatives of approximately 100% of Fund assets during the fiscal year that ended on September 30, 2015, the Fund indirectly was subject to estimated counterparty fees of approximately 0.35% (annualized) of Fund assets. These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. During the fiscal year, the aggregate weighted average management fees and weighed average incentive/performance fees of the Campbell Program in which the Subsidiary invested, both directly and indirectly through over-the-counter derivatives, were approximately 1.0% of Campbell Program notional exposure and up to 20% of Campbell Program trading profits, respectively. The Fund's average notional exposure to the Campbell program during the fiscal year was approximately 100% of Fund assets. Incentive/performance fees cannot be meaningfully estimated for any fiscal year of the Fund but generally range from 0% to 20% of the trading profits of the Campbell Program. The performance of the Fund is net of all such embedded management and incentive/performance fees. Investors should note that the level of prevailing interest rates will fluctuate from time to time. To the extent that such interest rates increase above current levels, the cost of the Fund's investment in swaps and other over-the-counter derivatives will increase.
[5]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund" fees and expenses, (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2017. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Equinox Campbell Strategy Fund Class A, Class I and Class P - Equinox Campbell Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	937	1,209	1,981
Class I	92	306	538	1,205
Class P	92	308	543	1,216

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. For the fiscal period ended September 30, 2015, the Fund’s portfolio turnover rate was 0.00% of the average value of the portfolio.

In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i)directly in an actively managed fixed-income portfolio, and (ii)indirectly through its wholly-owned subsidiary (the “Subsidiary”) in trading companies that employ the managed futures program of Campbell& Company, LP (“Campbell”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to Campbell’s managed futures program (the “Campbell Program”).

The Campbell Program seeks to generate attractive risk-adjusted returns across a broad range of market conditions through systematic investments in a diversified portfolio that may include swaps, futures and forward contracts in various global assets, including global interest rates, stock indices, currencies and commodities. The Campbell Program seeks to invest in a variety of assets and markets in and outside of the United States including emerging countries. The Campbell Program consists of trend following and other quantitative strategies that aim for low correlation to traditional asset classes such as equities and fixed income and are diversified by investment style, information source, investment holding period and instrument.

Campbell’s investment philosophy is driven by a belief that markets are broadly efficient but trends emerge and remain due to shifts in supply, demand, and other economic factors. Asset mispricing can occur as a result of instability and uncertainty in markets, strongly-held opinions by market participants, or an unreliable flow of market information. Campbell seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing.

The Campbell Program uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of technical, macro, and econometric data across global financial and commodity markets. The Campbell Program is designed to analyze market data to identify trends and relationships occurring within and across markets and asset classes globally. Once identified, these trends and relationships are converted into mathematical models that can be historically tested. Once a model is developed and thoroughly tested, it undergoes a rigorous peer review process to evaluate strength of theory and robustness. Model assumptions and other criteria are also analyzed, including tail risk, broad level risk factor exposures, market diversification, correlation, and volatility as well as transaction costs. New models must demonstrate efficacy on a stand-alone basis while complimenting the existing portfolio.

Prospective investors should note that Campbell is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Subsidiary and does not make recommendations or representations with respect to the Fund or the Subsidiary. Other than reviewing the description of the Campbell Program, Campbell has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Campbell, will not have voting rights or a direct interest in any Campbell fund, and will have no standing or recourse against the Campbell with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the Campbell Program through one or more trading companies that employ the Campbell Program and/or derivative instruments such as swap agreements that provide exposure to the Campbell Program, neither the Fund nor the Subsidiary will have a direct interest in any Campbell fund.

• Derivative Instruments:As a principal investment strategy, the Fund or the Subsidiary will either (i)invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk, (ii)enter into swap agreements that provide exposure to the Campbell Program, or (iii)invest in some combination of (i)and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract.

To the extent the Fund employs derivatives to gain exposure to the Campbell Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the Campbell Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the Swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as management and performance fees payable to Campbell. Any investment in the Campbell Program will be subject to (i)management fees of up to 1.25% of notional exposure, and (ii)performance-based incentive fees of 20.0% of new high net trading profits. Because the Swap is designed to replicate the returns of the Campbell Program, the performance of the Fund will primarily depend on the ability of the Campbell Program to generate returns in excess of the costs of the relevant Swap(s).

• Cash and Fixed-Income Securities:The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

• Subsidiary:Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Econometric analysis is the use of statistical tools and data to describe and test certain economic relationships such as asset prices.

Fundamental analysis is the study of basic, underlying factors that will affect the supply and demand of an investment. For example, with respect to commodity futures, fundamental analysis may look at crop reports, weather patterns, economic reports and other fundamental data to determine whether to buy or sell the futures contract.

Macro analysis generally analyzes economic, political or financial trends to seek returns and invests across a particular, or a number of, geographic regions.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered.

Technical analysis is a method of evaluating an investment opportunity by using charts or computer programs to identify patterns in market data, such as price change, rates of change, and changes in volume of trading, open interest and other statistical indicators, in order to project the direction that a market or the price of an investment will move. Technical analysis does not take into account fundamental market factors, such as supply and demand.

A Trading Company is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Campbell Program Strategy Risk. The profitability of any Fund investment in the Campbell Program depends primarily on the ability of Campbell to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Campbell Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, associated with the Campbell Program through reduced returns.

The successful use of forward and futures contracts draws upon Campbell’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• Campbell’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or any trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Campbell Program (and indirectly the Fund through its investment exposure to the Campbell Program) will have the potential for greater losses, as well as the potential for greater gains, than if the Campbell Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Campbell Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Campbell Program.

The trading decisions of the Campbell Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at Campbell have developed over time. The successful operation of the automated computer algorithms on which the Campbell Program’s trading decisions are based is reliant upon Campbell’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Campbell recognizing that fact before substantial losses are incurred. There can be no assurance that Campbell will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund, its Subsidiary or a trading company invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

• Counterparty Risk. Many of the derivative contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or a Trading Company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.Dollar, or, in the case of short positions, that the U.S.Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

With the increased use of technologies such as the Internet to conduct business, the Trust is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Trust’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Trust accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Trust invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Trust’s ability to calculate its NAV, impediments to trading, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Trust has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Trust cannot control the cyber security plans and systems put in place by service providers to the Trust and issuers in which the Trust invests. The Trust and its shareholders could be negatively impacted as a result.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the Campbell Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk. In addition, the Securities and Exchange Commission has recently proposed new regulations regarding mutual funds’ use of derivatives and leverage. These proposed rules, if adopted in substantially the same form as proposes, could have a substantial impact on the ability of the Fund to fully implement its investment strategy as described herein, which may limit the Fund’s ability to achieve its objective.

• High Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments traded by the Campbell Program. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by a trading company, including management fees and performance-based fees associated with the Campbell Program, commodity brokerage commissions and operating expenses. Further, any investment in the Campbell Program is expected to be subject to management and performance-based fees. Management fees are based on the leveraged account size or the “notional exposure” of the Fund to the Campbell Program and not the actual cash invested.

• Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Campbell Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of ad- verse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Performance Fees. The performance-based fees indirectly paid to Campbell may create an incentive for Campbell to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the Campbell Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in the Campbell Program is expected to result in performance-based compensation being paid to Campbell, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a Trading Company), it is possible that Campbell could earn a performance fee in a year in which its overall performance for the whole year was negative.

• Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk through its exposure to the Campbell Program, which may frequently buy and sell futures and futures-related instruments to rebalance it’s exposure to various market sectors. Higher portfolio turnover in the Campbell Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the Campbell Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund, its Subsidiary or a trading company, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Performance:

The bar chart and the performance table illustrate the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class I shares from year to year and by showing how the Fund’s average total annual returns for the one year and since inception period ended December 31, 2015, before and after taxes, compare with those of a broad measure of market performance. The bar chart does not reflect the impact of sales charges or servicing fees applicable to other share classes; if it did, performance would be lower. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431.

Calendar Year Returns as of December31,

During the period shown in the bar chart, the best performance for a quarter was 12.76% (for the quarter ended September 30, 2014). The worst performance was (12.62)% (for the quarter ended June 30, 2015).

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Equinox Campbell Strategy Fund Class A, Class I and Class P - Equinox Campbell Strategy Fund		Label	One Year	Since Inception		Inception Date
Class I		Return Before Taxes	(3.53%)	6.41%	[1]	Apr. 19, 2012
Class I | Return After Taxes on Distributions	[2]		(4.39%)	5.13%
Class I | Return After Taxes on Distributions and Sale of Fund Shares			(2.00%)	4.37%
Class A		Return Before Taxes	(3.83%)	6.11%	[1]	Apr. 19, 2012
Class P		Return Before Taxes	(3.54%)	6.38%	[1]	Apr. 19, 2012
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			1.38%	12.60%
BarclaysHedge BTOP50 Index (reflects no deduction for fees, expenses or taxes)			(1.41%)	3.23%
[1]	The Equinox Campbell Strategy Fund commenced operations on April 19, 2012. Start of performance is March 8, 2013.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns shown are for Class I shares only, after tax returns for Class A and Class P shares will vary.

Equinox Campbell Strategy Fund Class C | Equinox Campbell Strategy Fund
FUND SUMMARY
Investment Objective:
The Equinox Campbell Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Equinox Campbell Strategy Fund Class C Equinox Campbell Strategy Fund Class C Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Wire Redemption Fee	$ 15	[2]
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares
[2]	The Fund's transfer agent charges this fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equinox Campbell Strategy Fund Class C Equinox Campbell Strategy Fund Class C Shares
Management Fees	0.75%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.24%	[2]
Total Annual Fund Operating Expenses	1.99%	[3]
Fee Waiver and/or Expense Reimbursement	(0.09%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	1.90%	[3]
[1]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the Fund's consolidated wholly-owned subsidiary ("Subsidiary") at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[2]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees". "Other Expenses" include expenses of the Fund's Subsidiary. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Campbell Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the Campbell Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary's counterparty and the fees and expenses associated with Campbell Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Based on an average notional amount of the over-the-counter derivatives of approximately 100% of Fund assets during the fiscal year that ended on September 30, 2015, the Fund indirectly was subject to estimated counterparty fees of approximately 0.35% (annualized) of Fund assets. These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. During the fiscal year, the aggregate weighted average management fees and weighed average incentive/performance fees of the Campbell Program in which the Subsidiary invested, both directly and indirectly through over-the-counter derivatives, were approximately 1.0% of Campbell Program notional exposure and up to 20% of Campbell Program trading profits, respectively. The Fund's average notional exposure to the Campbell program during the fiscal year was approximately 100% of Fund assets. Incentive/performance fees cannot be meaningfully estimated for any fiscal year of the Fund but generally range from 0% to 20% of the trading profits of the Campbell Program. The performance of the Fund is net of all such embedded management and incentive/performance fees. Investors should note that the level of prevailing interest rates will fluctuate from time to time. To the extent that such interest rates increase above current levels, the cost of the Fund's investment in swaps and other over-the-counter derivatives will increase.
[3]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund" fees and expenses, (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2017. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equinox Campbell Strategy Fund Class C | Equinox Campbell Strategy Fund | Class C Shares | USD ($)	193	616	1,064	2,310

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. For the fiscal period ended September 30, 2015, the Fund’s portfolio turnover rate was 0.00% of the average value of the portfolio.

In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i)directly in an actively managed fixed-income portfolio, and (ii)indirectly through its wholly-owned subsidiary (the “Subsidiary”) in trading companies that employ the managed futures program of Campbell& Company, LP (“Campbell”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to Campbell’s managed futures program (the “Campbell Program”).

The Campbell Program seeks to generate attractive risk-adjusted returns across a broad range of market conditions through systematic investments in a diversified portfolio that may include swaps, futures and forward contracts in various global assets, including global interest rates, stock indices, currencies and commodities. The Campbell Program seeks to invest in a variety of assets and markets in and outside of the United States including emerging countries. The Campbell Program consists of trend following and other quantitative strategies that aim for low correlation to traditional asset classes such as equities and fixed income and are diversified by investment style, information source, investment holding period and instrument.

Campbell’s investment philosophy is driven by a belief that markets are broadly efficient but trends emerge and remain due to shifts in supply, demand, and other economic factors. Asset mispricing can occur as a result of instability and uncertainty in markets, strongly-held opinions by market participants, or an unreliable flow of market information. Campbell seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing.

The Campbell Program uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of technical, macro, and econometric data across global financial and commodity markets. The Campbell Program is designed to analyze market data to identify trends and relationships occurring within and across markets and asset classes globally. Once identified, these trends and relationships are converted into mathematical models that can be historically tested. Once a model is developed and thoroughly tested, it undergoes a rigorous peer review process to evaluate strength of theory and robustness. Model assumptions and other criteria are also analyzed, including tail risk, broad level risk factor exposures, market diversification, correlation, and volatility as well as transaction costs. New models must demonstrate efficacy on a stand-alone basis while complimenting the existing portfolio.

Prospective investors should note that Campbell is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Subsidiary and does not make recommendations or representations with respect to the Fund or the Subsidiary. Other than reviewing the description of the Campbell Program, Campbell has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Campbell, will not have voting rights or a direct interest in any Campbell fund, and will have no standing or recourse against the Campbell with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the Campbell Program through one or more trading companies that employ the Campbell Program and/or derivative instruments such as swap agreements that provide exposure to the Campbell Program, neither the Fund nor the Subsidiary will have a direct interest in any Campbell fund.

• Derivative Instruments:As a principal investment strategy, the Fund or the Subsidiary will either (i)invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk, (ii)enter into swap agreements that provide exposure to the Campbell Program, or (iii)invest in some combination of (i)and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract.

To the extent the Fund employs derivatives to gain exposure to the Campbell Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the Campbell Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the Swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as management and performance fees payable to Campbell. Any investment in the Campbell Program will be subject to (i)management fees of up to 1.25% of notional exposure, and (ii)performance-based incentive fees of 20.0% of new high net trading profits. Because the Swap is designed to replicate the returns of the Campbell Program, the performance of the Fund will primarily depend on the ability of the Campbell Program to generate returns in excess of the costs of the relevant Swap(s).

• Cash and Fixed-Income Securities:The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

• Subsidiary:Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

Econometric analysis is the use of statistical tools and data to describe and test certain economic relationships such as asset prices.

Fundamental analysis is the study of basic, underlying factors that will affect the supply and demand of an investment. For example, with respect to commodity futures, fundamental analysis may look at crop reports, weather patterns, economic reports and other fundamental data to determine whether to buy or sell the futures contract.

Macro analysis generally analyzes economic, political or financial trends to seek returns and invests across a particular, or a number of, geographic regions.

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered.

Technical analysis is a method of evaluating an investment opportunity by using charts or computer programs to identify patterns in market data, such as price change, rates of change, and changes in volume of trading, open interest and other statistical indicators, in order to project the direction that a market or the price of an investment will move. Technical analysis does not take into account fundamental market factors, such as supply and demand.

A Trading Company is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Campbell Program Strategy Risk. The profitability of any Fund investment in the Campbell Program depends primarily on the ability of Campbell to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Campbell Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, associated with the Campbell Program through reduced returns.

The successful use of forward and futures contracts draws upon Campbell’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instruments or reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• Campbell’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or any trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Campbell Program (and indirectly the Fund through its investment exposure to the Campbell Program) will have the potential for greater losses, as well as the potential for greater gains, than if the Campbell Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Campbell Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Campbell Program.

The trading decisions of the Campbell Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at Campbell have developed over time. The successful operation of the automated computer algorithms on which the Campbell Program’s trading decisions are based is reliant upon Campbell’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Campbell recognizing that fact before substantial losses are incurred. There can be no assurance that Campbell will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund, its Subsidiary or a trading company invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

• Counterparty Risk. The contracts entered into by the Fund, the Subsidiary or a Trading Company may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or a Trading Company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.Dollar, or, in the case of short positions, that the U.S.Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

With the increased use of technologies such as the Internet to conduct business, the Trust is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Trust’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Trust accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Trust invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Trust’s ability to calculate its NAV, impediments to trading, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Trust has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Trust cannot control the cyber security plans and systems put in place by service providers to the Trust and issuers in which the Trust invests. The Trust and its shareholders could be negatively impacted as a result.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the Campbell Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk. In addition, the Securities and Exchange Commission has recently proposed new regulations regarding mutual funds’ use of derivatives and leverage. These proposed rules, if adopted in substantially the same form as proposes, could have a substantial impact on the ability of the Fund to fully implement its investment strategy as described herein, which may limit the Fund’s ability to achieve its objective.

• High Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments traded by the Campbell Program. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by a trading company, including management fees and performance-based fees associated with the Campbell Program, commodity brokerage commissions and operating expenses. Further, any investment in the Campbell Program is expected to be subject to management and performance-based fees. Management fees are based on the leveraged account size or the “notional exposure” of the Fund to the Campbell Program and not the actual cash invested.

• Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Campbell Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of ad- verse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Performance Fees. The performance-based fees indirectly paid to Campbell may create an incentive for Campbell to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the Campbell Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in the Campbell Program is expected to result in performance-based compensation being paid to Campbell, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a Trading Company), it is possible that Campbell could earn a performance fee in a year in which its overall performance for the whole year was negative.

• Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk through its exposure to the Campbell Program, which may frequently buy and sell futures and futures-related instruments to rebalance it’s exposure to various market sectors. Higher portfolio turnover in the Campbell Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the Campbell Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund, its Subsidiary or a trading company, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Performance:

The bar chart and the performance table illustrate the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class C shares for the past calendar year and by showing how the average annual returns of the Fund’s Class C shares for the one year and since inception periods ended December 31, 2015, before and after taxes, compare with those of a broad measure of market performance. The bar chart does not reflect the impact of sales charges or servicing fees applicable to other share classes; if it did, performance would be lower. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431.

Calendar Year Returns as of December31,

During the period shown in the bar chart, the best performance for a quarter was 7.29% (for the quarter ended March 31, 2015). The worst performance was (12.78)% (for the quarter ended June 30, 2015).
Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Equinox Campbell Strategy Fund Class C - Equinox Campbell Strategy Fund		Label	One Year	Since Inception		Inception Date
Class C Shares		Return Before Taxes	(4.49%)	10.84%	[1]	Feb. 11, 2014
Class C Shares | Return After Taxes on Distributions	[2]		(5.10%)	9.01%
Class C Shares | Return After Taxes on Distributions and Sale of Fund Shares			(2.54%)	7.52%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			1.38%	8.61%
BarclaysHedge BTOP50 Index (reflects no deduction for fees, expenses or taxes)			(1.41%)	6.84%
[1]	Class C shares of the Fund commenced operations on February 11, 2014.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Equinox Chesapeake Strategy Fund | Equinox Chesapeake Strategy Fund
FUND SUMMARY
Investment Objective:
The Equinox Chesapeake Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of ClassA shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 22 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 25 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Equinox Chesapeake Strategy Fund - Equinox Chesapeake Strategy Fund - USD ($)		Class A		Class C		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		1.00%	[1]	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none		none		none
Wire Redemption Fee	[2]	$ 15		$ 15		$ 15
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC. A contingent deferred sales charge ("CDSC") of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.
[2]	The Fund's transfer agent charges this fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Equinox Chesapeake Strategy Fund - Equinox Chesapeake Strategy Fund		Class A	Class C	Class I Shares
Management Fees	[1]	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[2]	0.51%	0.38%	0.63%
Total Annual Fund Operating Expenses	[3]	1.51%	2.13%	1.38%
Fee Waiver and/or Expense Reimbursement	[3]	(0.16%)	(0.03%)	(0.28%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	[3]	1.35%	2.10%	1.10%
[1]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees.
[2]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees". "Other Expenses" include expenses of the Fund's Subsidiary. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary's counterparty and the fees and expenses associated with Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Based on an average notional amount of the over-the-counter derivatives of approximately 100% of Fund assets during the fiscal year that ended on September 30, 2015, the Fund indirectly was subject to estimated counterparty fees of approximately 0.35% (annualized) of Fund assets. These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. During the fiscal year, the aggregate weighted average management fees and weighed average incentive/performance fees of the Chesapeake Program in which the Subsidiary invested, both directly and indirectly through over-the-counter derivatives, were approximately 0.25% of Chesapeake Program notional exposure and up to 25% of Chesapeake Program trading profits, respectively. Incentive/performance fees cannot be meaningfully estimated for any fiscal year of the Fund but generally range from [ %] to [ %] of the trading profits of the Chesapeake Program. The Fund's average notional exposure to the Chesapeake Program during the fiscal year was approximately 100% of the Fund assets. The performance of the Fund is net of all such embedded management and incentive/performance fees. Investors should note that the level of prevailing interest rates will fluctuate from time to time. To the extent that such interest rates increase above current levels, the cost of the Fund's investment in swaps and other over-the-counter derivatives will increase.
[3]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund" fees and expenses, (v) any expenses of the Subsidiary including trading company expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.35% with respect to Class A shares, 2.10% with respect to Class C shares and 1.10% with respect to Class I shares of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2017. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Equinox Chesapeake Strategy Fund - Equinox Chesapeake Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	805	1,010	1,337	2,260
Class C	313	664	1,141	2,460
Class I Shares	112	409	729	1,633

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. For the fiscal period ended September30, 2015, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i)directly in an actively managed fixed-income portfolio comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds and (ii)indirectly through its wholly-owned subsidiary (the “Subsidiary”) in trading companies that employ the managed futures program of Chesapeake Capital Corporation (“Chesapeake”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Chesapeake (the “Chesapeake Program”). The Chesapeake Program is a long-term trend following program that utilizes trading systems across a broadly diversified set of markets with a systematic investment approach, focusing on capital preservation while attempting to provide positive annual returns. The Chesapeake Program analyzes markets, including price movement, market volatility, open interest, and volume, as a means of predicting market opportunity and discovering any repeating patterns in past historical prices. The scope of markets that may be accessed by the Chesapeake Program includes stock indices, single stock futures, interest rates, currencies, and commodities.

Prospective investors should note that Chesapeake is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Subsidiary and does not make recommendations or representations with respect to the Fund or the Subsidiary. Other than reviewing the description of the Chesapeake Program, Chesapeake has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Chesapeake, will not have voting rights or a direct interest in any Chesapeake fund, and will have no standing or recourse against the Chesapeake with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the Chesapeake Pro- gram through one or more trading companies that employ the Chesapeake Program and/or derivative instruments such as swap agreements that provide exposure to the Chesapeake Program, neither the Fund nor the Subsidiary will have a direct interest in any Chesapeake fund.

• Derivative Instruments:As a principal investment strategy, the Fund or the Subsidiary will either (i)invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk; (ii)enter into swap agreements that provide exposure to the Chesapeake Program; or (ii)invest in some combination of (i)and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market. The Fund or its Subsidiary may also invest in a variety of derivative instruments.

To the extent the Fund employs derivatives to gain exposure to the Chesapeake Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the Chesapeake Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the Swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as performance fees payable to Chesapeake. The Fund’s investment in the Chesapeake Program is currently subject to performance-based incentive fees equal to 10.0% of new high net trading profits. Because the Swap is designed to replicate the returns of the Chesapeake Program, the performance of the Fund will primarily depend on the ability of the Chesapeake Program to generate returns in excess of the costs of the relevant Swap(s).

• Cash and Fixed-Income Securities:The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

• Subsidiary:Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

A futures contract’s Open Interest is the total number of the contracts long or short in a delivery month or market that has been entered into and not yet liquidated by an offsetting transaction or fulfilled by delivery.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made; generally with little or no human intervention once a mathematical formula has been entered.

Technical Analysis is a method of evaluating an investment opportunity by using charts or computer programs to identify patterns in market data, such as price change, rates of change, and changes in volume of trading, open interest and other statistical indicators, in order to project the direction that a market or the price of an investment will move. Technical analysis does not take into account fundamental market factors, such as supply and demand.

A Trading Company is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Chesapeake Program Strategy Risk. The profitability of any Fund investment in the Chesapeake Program depends primarily on the ability of Chesapeake to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements are influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Chesapeake Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including incentive fees and transaction fees, associated with the Chesapeake Program through reduced returns.

The successful use of forward and futures contracts draws upon Chesapeake’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contract; and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• Chesapeake’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or any trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Chesapeake Program (and indirectly the Fund through its investment exposure to the Chesapeake Program) will have the potential for greater losses, as well as the potential for greater gains, than if the Chesapeake Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Chesapeake Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Chesapeake Program.

The trading decisions of the Chesapeake Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at Chesapeake have developed over time. The successful operation of the automated computer algorithms on which the Chesapeake Program’s trading decisions are based is reliant upon Chesapeake’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Chesapeake recognizing that fact before substantial losses are incurred. There can be no assurance that Chesapeake will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund, its Subsidiary or a trading company invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

• Counterparty Risk. Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bonafide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or a trading company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.Dollar, or, in the case of short positions, that the U.S.Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the Chesapeake Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rule- making, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk. In addition, the Securities and Exchange Commission has recently proposed new regulations regarding mutual funds’ use of derivatives and leverage. These proposed rules, if adopted in substantially the same form as proposes, could have a substantial impact on the ability of the Fund to fully implement its investment strategy as described herein, which may limit the Fund’s ability to achieve its objective.

• High Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments traded by the Chesapeake Program. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by a trading company, including performance-based fees associated with the Chesapeake Program, commodity brokerage commissions and operating expenses. Any investment in the Chesapeake Program is expected to be subject to performance-based fees.

• Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Chesapeake Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Performance Fees. The performance-based fees indirectly paid to Chesapeake may create an incentive for Chesapeake to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the Chesapeake Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in the Chesapeake Program is expected to result in performance-based compensation being paid to Chesapeake, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a trading company), it is possible that Chesapeake could earn a performance fee in a year in which its overall performance for the whole year was negative.

• Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk primarily through its exposure to the Chesapeake Program, which may frequently buy and sell futures and futures-related instruments to rebalance its exposure to various market sectors. Higher portfolio turnover in the Chesapeake Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s in- vestment in the Chesapeake Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund, its Subsidiary or a trading company, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Performance:

The bar chart and performance table illustrate the risks and volatility of investing in the Fund by showing changes in the Fund’s Class I shares performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods ended December 31, 2015, before and after taxes, compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.EquinoxFunds.com or by calling the Fund toll-free at 888-643-3431.

Calendar Year Returns as of December31,

During the period shown in the bar chart, the best performance for a quarter was 21.04% (for the quarter ended December 31, 2013). The worst performance was (11.59)% (for the quarter ended June 30, 2015).

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Equinox Chesapeake Strategy Fund - Equinox Chesapeake Strategy Fund		Label	One Year	Since Inception		Inception Date
Class I Shares		Return Before Taxes	3.12%	11.68%	[1]	Apr. 19, 2012
Class I Shares | Return After Taxes on Distributions	[2]		2.55%	9.01%
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares			1.78%	7.87%
Class A		Return Before Taxes		(4.05%)
Class C		Return Before Taxes		(4.21%)
BTOP 50 Index (reflects no deduction for fees, expenses or taxes)			(1.41%)	2.78%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			1.38%	13.82%
[1]	Class I shares of the Equinox Chesapeake Strategy Fund commenced operations on April 19, 2012. Start of performance is September 10, 2012.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Equinox Crabel Strategy Fund | Equinox Crabel Strategy Fund
FUND SUMMARY
Investment Objective:
The Equinox Crabel Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Equinox Crabel Strategy Fund Equinox Crabel Strategy Fund Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Wire Redemption Fee	$ 15	[1]
[1]	The Fund's transfer agent charges this fee for each wire redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equinox Crabel Strategy Fund Equinox Crabel Strategy Fund Class I Shares
Management Fees	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	4.91%	[2]
Total Annual Fund Operating Expenses	5.66%	[3]
Fee Waiver and/or Expense Reimbursement	(4.56%)	[3]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	1.10%	[3]
[1]	"Management Fees" include a management fee paid to Equinox Institutional Asset Management, LP (the "Adviser") by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary's average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund's Board of Trustees
[2]	This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees". "Other Expenses" include expenses of the Fund's Subsidiary. "Other Expenses" does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Crabel Multi-Product Program (as defined below), which is the primary manner in which the Fund intends to gain exposure to the Crabel Multi-Product Program. Costs associated with such derivative instruments include any fee paid to the Fund or Subsidiary's counterparty and the fees and expenses associated with Crabel Multi-Product Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Based on an average notional amount of the over-the-counter derivatives of approximately 100% of Fund assets during the fiscal year that ended on September 30, 2015, the Fund indirectly was subject to estimated counterparty fees of approximately 0.35% (annualized) of Fund assets. These fees are subject to fluctuation depending on prevailing interest rates and the degree to which such over-the-counter derivatives are employed. During the fiscal year, the aggregate weighted average management fees and weighed average incentive/performance fees of the Crabel Multi-Product Program in which the Subsidiary invested, both directly and indirectly through over-the-counter derivatives, were approximately 1.0% of Crabel Multi-Product Program notional exposure and up to 25.0% of Crabel Multi-Product Program trading profits, respectively. Incentive/performance fees cannot be meaningfully estimated for any fiscal year of the Fund but generally range from 0% to 20% of the trading profits of the Crabel Multi-Product Program. The Fund's average notional exposure to the Crabel program during the fiscal year was approximately 100% of Fund assets. The performance of the Fund is net of all such embedded management and incentive/performance fees. Investors should note that the level of prevailing interest rates will fluctuate from time to time. To the extent that such interest rates increase above current levels, the cost of the Fund's investment in swaps and other over-the-counter derivatives will increase.
[3]	The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund's average daily net assets. This expense limitation will remain in effect until January 31, 2017 but can be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. Following the expiration of the contractual fee waiver above, the Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund" fees and expenses," (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 2.00% of the Fund's average daily net assets. This expense limitation will remain in effect until at least January 31, 2027 but can be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The fee table reflects only expense limitations in effect until January 31, 2016. No recoupment by the Adviser will occur unless the Fund's operating expenses are below the expense limitation amount.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equinox Crabel Strategy Fund | Equinox Crabel Strategy Fund | Class I Shares | USD ($)	112	540	995	2,255

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. For the fiscal period ended September 30, 2015, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would likely have a high portfolio turnover rate which is generally considered to be over 100% of the average value of the portfolio.

Principal Investment Strategies:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds, and (ii) indirectly through its wholly-owned subsidiary (the “Subsidiary”) in trading companies that employ the managed futures program of Crabel Capital Management, LLC (“Crabel”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the Multi-Product Program of Crabel (the “Crabel Multi- Product Program”). The Crabel Multi-Product Program uses a highly diversified portfolio of uncorrelated and predominantly short-term, systematic trading strategies employed across a large number of markets. The majority of the strategies in the portfolio can be classified as short-term momentum or mean-reversion trades. A small portion of the portfolio is allocated to longer holding period strategies. The majority of the strategies are applied in identical ways to all of the markets the program trades. Some strategies are specifically designed to exploit tendencies of particular markets, groups of related markets, or market sectors.

The Crabel Multi-Product Program may hold long or short positions in most futures and currency markets and it is designed to have no significant bias to either the long side or the short side. The instruments traded are diversified across four sectors: (i)currencies, (ii)interest rates, (iii)stock indices, and (iv)commodities. The instruments traded in the portfolio are diversified across North American, European, and Asian geographic regions.

Prospective investors should note that Crabel is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Subsidiary and does not make recommendations or representations with respect to the Fund or the Subsidiary. Other than reviewing the description of the Crabel Multi-Product Program, Crabel has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Crabel, will not have voting rights or a direct interest in any Crabel fund, and will have no standing or recourse against the Crabel with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the Crabel Multi-Product Program through one or more trading companies that employ the Crabel Multi-Product Program and/or derivative instruments such as swap agreements that provide exposure to the Crabel Multi-Product Program, neither the Fund nor the Subsidiary will have a direct interest in any Crabel fund.

• Derivative Instruments:As a principal investment strategy, the Fund or the Subsidiary will either (i)invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk; (ii)enter into swap agreements that provide exposure to the Crabel Multi-Product Program; or (iii)invest in some combination of (i)and (ii). In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract.

To the extent the Fund employs derivatives to gain exposure to the Crabel Multi-Product Program, it is anticipated that the Fund will utilize a total return swap (a “Swap”), a type of derivative instrument designed to replicate the aggregate returns of the Crabel Multi-Product Program. Any Swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the Swap at its discretion. Generally, the fees and expenses of a Swap are based on the notional value of the Swap. The value of the Swap typically includes a deduction for fees of the counterparty as well as management and performance fees payable to Crabel. Any investment in the Crabel Multi-Product Program will be subject to (i)management fees of up to 2.00% of notional exposure, and (ii)performance-based incentive fees of up to 30.0% of new high net trading profits. Because the Swap is designed to replicate the returns of the Crabel Multi-Product Program, the performance of the Fund will primarily depend on the ability of the Crabel Multi-Product Program to generate returns in excess of the costs of the relevant Swap(s).

• Cash and Fixed-Income Securities:The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

• Subsidiary:Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

A Mean Reversion strategy generally seeks to identify instruments whose prices have deviated from, and therefore are likely to return to, their historical averages. If an instrument is trading below its historical average price, a mean reversion strategy generally would entail taking a long position on the instrument, while if an instrument is trading above its historical average price, a mean reversion strategy generally would entail taking a short position in the instrument.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements. Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally, with little or no human intervention once a mathematical formula has been entered.

A Trading Company is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

• Crabel Multi-Product Program Strategy Risk. The profitability of any Fund investment in the Crabel Multi-Product Program depends primarily on the ability of Crabel to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements are influenced by, among other things:

• changes in interest rates;

• governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

• weather and climate conditions;

• natural disasters, such as hurricanes;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Crabel Multi-Product Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, associated with the Crabel Multi-Product Program through reduced returns.

The successful use of forward and futures contracts draws upon Crabel’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• Crabel’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that the counterparty will default in the performance of its obligations; and

• if the Fund or any trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Crabel Multi-Product Program (and indirectly the Fund through its investment exposure to the Crabel Multi-Product Program) will have the potential for greater losses, as well as the potential for greater gains, than if the Crabel Multi-Product Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Crabel Multi- Product Program’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Crabel Multi-Product Program.

The trading decisions of the Crabel Multi-Product Program are based in part on mathematical models, which are implemented as automated computer algorithms that investment professionals at Crabel have developed over time. The successful operation of the automated computer algorithms on which the Crabel Multi-Product Program’s trading decisions are based is reliant upon Crabel’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Crabel recognizing that fact before substantial losses are incurred. There can be no assurance that Crabel will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

• Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

• Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See “Leverage/Volatility Risk” below. The primary types of derivatives in which the Fund, its Subsidiary or a trading company invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

• Fixed-Income Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price.

The Fund’s fixed income investments will primarily consist of U.S. government securities which include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled by or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by Congress of the United States or any certificate of deposit for any of the foregoing, including U.S. Treasury bonds and U.S. Treasury bills. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund

• Counterparty Risk. Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund or a trading company deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

• Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.Dollar, or, in the case of short positions, that the U.S.Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage. The Fund may also present for issuer of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

With the increased use of technologies such as the Internet to conduct business, the Trust is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Trust’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Trust accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Trust invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Trust’s ability to calculate its NAV, impediments to trading, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Trust has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Trust cannot control the cyber security plans and systems put in place by service providers to the Trust and issuers in which the Trust invests. The Trust and its shareholders could be negatively impacted as a result.

• Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the Crabel Multi-Product Program’s investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose some or all of your capital invested in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions, including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk. In addition, the Securities and Exchange Commission has recently proposed new regulations regarding mutual funds’ use of derivatives and leverage. These proposed rules, if adopted in substantially the same form as proposes, could have a substantial impact on the ability of the Fund to fully implement its investment strategy as described herein, which may limit the Fund’s ability to achieve its objective.

• High Indirect Fees and Expenses. Your cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of instruments traded by the Crabel Multi-Product Program. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by a trading company, including management fees and performance-based fees associated with the Crabel Multi-Product Program, commodity brokerage commissions and operating expenses. Further, any investment in the Crabel Multi-Product Program is expected to be subject to management and performance-based fees. Management fees typically are based on the leveraged account size or the “notional exposure” of the Fund to the Crabel Multi- Product Program and not the actual cash invested.

• Leverage/Volatility Risk. The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Management Risk. The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Crabel Multi-Product Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

• OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Performance Fees. The performance-based fees indirectly paid to Crabel may create an incentive for Crabel to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. In addition, because performance-based fees will generally be calculated on a basis that includes unrealized trading profits of the Crabel Multi-Product Program, the fee may be greater than if it were based solely on realized gains. Positive performance of the Fund’s investments in the Crabel Multi-Product Program is expected to result in performance-based compensation being paid to Crabel, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative. Further, because performance fees are frequently calculated on a quarterly basis (and, in some cases, upon a withdrawal of capital from a trading company), it is possible that Crabel could earn a performance fee in a year in which its overall performance for the whole year was negative.

• Portfolio Turnover Risk. The Fund is exposed to portfolio turnover risk primarily through its exposure to the Crabel Multi-Product Program, which may frequently buy and sell futures and futures-related instruments to rebalance its exposure to various market sectors. Higher portfolio turnover in the Crabel Multi-Product Program may result in higher levels of transaction costs and generating greater tax liabilities that will be deducted from the performance of the Fund’s investment in the Crabel Multi-Product Program. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund, its Subsidiary or a trading company, or that could adversely impact the Fund’s performance.

• Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Performance:

The bar chart and performance table illustrate the risks and volatility of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods ended December 31, 2015, before and after taxes, compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place performance would be reduced. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.Equinoxfunds.com or by calling the Fund toll-free at 888-643-3431.

Calendar Year Returns as of December31,

During the period shown in the bar chart, the best performance for a quarter was 3.45% (for the quarter ended December 31, 2015). The worst performance was (4.61)% (for the quarter ended September 30, 2015).

Average Annual Total Returns For the periods ended December 31, 2015
Average Annual Total Returns - Equinox Crabel Strategy Fund - Equinox Crabel Strategy Fund		Label	One Year	Since Inception		Inception Date
Class I Shares		Return Before Taxes	(3.64%)	(3.04%)	[1]	Apr. 19, 2012
Class I Shares | Return After Taxes on Distributions	[2]		(3.64%)	(3.31%)
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares			(2.06%)	(2.42%)
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			1.38%	12.77%
BarclayHedge BTOP50 Index (reflects no deduction for fees, expenses or taxes)			(1.41%)	3.32%
[1]	The Equinox Crabel Strategy Fund commenced operations on April 19, 2012. Start of performance is March 7, 2013.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.